Combined Statements of Comprehensive Income (Parenthetical) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Combined Statements of Comprehensive Income
Incomes taxes, foreign exchange gain (loss) on investment hedge	CAD 0	CAD 0